Commitments and Contingencies (Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Capitalized leases
2020	¥ 9,942
2021	7,347
2022	4,454
2023	2,661
2024	915
2025 and thereafter	222
Total minimum lease/rental payments	25,541
Amount representing interest	25,020
Present value of minimum lease payments	521
Operating leases
2020	51,329
2021	41,227
2022	34,707
2023	24,633
2024	23,425
2025 and thereafter	297,183
Total minimum lease/rental payments	¥ 472,504